Debt - Part-2 (Details) - USD ($)							3 Months Ended		12 Months Ended
	Jan. 11, 2024	Nov. 08, 2023	Dec. 16, 2022	Oct. 31, 2022	Aug. 25, 2021	Jan. 11, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt [Line Items]
Amortized issuance cost							$ 4,455		$ 15,825	$ 128,583
FSB Commercial Loans [Member]
Debt [Line Items]
Loan amount		$ 375,000					$ 1,105,000		$ 1,105,000
Fixed interest rate		8.50%		5.97%			4.35%		4.35%
Monthly payments of loan		$ 3,255
Issuance costs			$ 5,077
Maturity date		Jan. 29, 2026
Interest rate			6.50%
First Southern National Bank [Member]
Debt [Line Items]
Loan amount			$ 568,000	$ 2,086,921
Monthly payments of loan			$ 2,830	23,138
Issuance costs				$ 25,575						6,877	$ 4,531
Maturity date			Dec. 16, 2025	Oct. 31, 2025		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024
Final monthly payment				$ 1,608,530
First Commercial Loan [Member] | FSB Commercial Loans [Member]
Debt [Line Items]
Maturity date		Nov. 08, 2024
First Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Maturity date							Jan. 25, 2024		Jan. 25, 2024
Monthly payments of loan							$ 6,903		$ 6,903
Issuance costs							13,264		13,264
Monthly payments							$ 9,016		$ 9,016
Increased the interest rate							8.15%		8.15%
Amortized issuance cost							$ 2,929	$ 5,090
First Commercial Loan [Member] | FSB Notes Payable [Member]
Debt [Line Items]
Amortized issuance cost									$ 19,053	$ 14,611
Second Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount						$ 1,278,400
Fixed interest rate						4.35%
Monthly payments of loan						$ 13,157	13,157
Issuance costs						$ 10,085	10,085
Maturity date						Jan. 25, 2024
Monthly payments						$ 14,898	$ 14,898
Increased the interest rate						8.15%	8.15%
Third Commercial Loan [Member]
Debt [Line Items]
Fixed interest rate						5.05%
Maturity date	Sep. 11, 2021				Feb. 25, 2023
Third Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount					$ 469,914	$ 450,000
Monthly payments of loan						27,164	$ 27,164
Issuance costs						$ 753	753
Second Loan [Member]
Debt [Line Items]
Fixed interest rate			6.50%	5.97%
Second Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount			$ 640,000	$ 400,000
Monthly payments of loan			$ 7,443	2,859			2,859
Issuance costs				$ 3,277			3,277
Maturity date			Dec. 16, 2025	Oct. 31, 2042
Third Loan [Member]
Debt [Line Items]
Fixed interest rate			6.50%
Maturity date				Apr. 01, 2023
Third Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Loan amount				$ 700,000
Fixed interest rate				6.75%
Monthly payments of loan				$ 6,903			6,903
Maturity date			Dec. 16, 2025	Oct. 31, 2025
Final monthly payment				$ 423,278			$ 423,278
Separate Commercial Loan [Member] | FSB Commercial Loans [Member]
Debt [Line Items]
Monthly payments of loan		$ 1
Separate Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Monthly payments of loan			$ 4,772
Issuance costs			$ 4,531